Derivative Liabilities (Details) - USD ($)						6 Months Ended		12 Months Ended
	Mar. 03, 2026	Sep. 30, 2025	Jul. 28, 2025	Jul. 18, 2025	Jan. 03, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Jul. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of discount rate	20.00%
Percentage of conversion price	80.00%
Maturity date					Dec. 31, 2025
Fair value of warrant						$ (725,348)	$ (84,811)		$ (365,162)	$ 131,244
Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Qulified Financing Threshold Reduced			$ 20,000,000
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Qulified Financing Threshold Reduced			$ 1,000,000
July 2023 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate		8.00%				8.00%			8.00%
Percentage of discount rate		20.00%				20.00%			20.00%
Percentage of conversion price		80.00%				80.00%
Diluted capitalization						$ 100,000,000		$ 100,000,000
June 2024 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate		8.00%				8.00%			8.00%
Percentage of discount rate		15.00%				15.00%			15.00%
Percentage of conversion price						85.00%			85.00%
Maturity date						Jun. 14, 2027			Jun. 14, 2027
Diluted capitalization						$ 125,000,000		$ 125,000,000
January 2025 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price per share					$ 0.01	$ 0.01
Fair value of warrant					$ 95,291	$ 95,291
Notes issued					$ 4,200,000
July 2024 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price per share				$ 0.01
Percentage of warrant shares				50.00%
Fair value of warrant				$ 152,121
Change of Control Warrants [Member] | July 2023 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of warrants		$ 71,822				$ 71,822			$ 71,822
Expiration of warrants		Jan. 31, 2025				Jan. 31, 2025
Conversion Warrants [Member] | July 2023 NPA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of warrants						$ 641,592					$ 641,592